Employee Benefit Plans - Change in PBO (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Change in projected benefit obligation:
Balance, January 1	$ 26,892	$ 27,871
Service cost	1,430	1,707	$ 1,343
Interest cost	1,169	1,037	1,009
Actuarial loss	5,164	(3,122)
Benefits paid	(646)	(601)
Balance, December 31	34,009	26,892	27,871
Change in plan assets:
Fair value, January 1	19,672	19,924
Actual return on plan assets	5,164	(1,329)
Employer contribution	1,610	1,800
Expenses paid	(111)	(122)
Benefits paid	(646)	(601)
Fair value, December 31	25,689	19,672	$ 19,924
Funded status at end of year	(8,320)	(7,220)
Accumulated benefit obligation	$ 26,380	$ 21,244